Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Inventories [Line Items]
Finished products	$ 73,971,829	$ 83,163,323
In process products	4,121,749	3,539,351
Raw material	140,148,143	129,926,627
In transit raw material	10,151,494	10,556,865
Materials and products	7,394,725	6,494,675
Realizable net value estimate and obsolescence	(3,944,679)	(1,246,380)
Total	$ 231,843,261	$ 232,434,461